Label	Element	Value
ARK Space Exploration & Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 24, 2025, to the Prospectus and Summary Prospectus for the ARK ETF Trust (the “Trust”) dated November 30, 2024.

This Supplement updates certain information contained in the Prospectus and Summary Prospectus with respect to the following series of the Trust: ARK Space Exploration & Innovation ETF (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com or writing to ARK Investment Management, LLC, 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701.

Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

●	The following is added as the final paragraph of the “Summary Information – Principal Investment Strategies” section of the Prospectus and Summary Prospectus for the Fund:

In seeking to achieve its investment objective, the Fund may invest, to the extent permissible under applicable law, in privately placed or restricted securities (including in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting, pursuant to the Exchange Act.

●	The following is added to the “Summary Information – Principal Risks” section of the Prospectus and Summary Prospectus for the Fund:

Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

●	The following is added to the “Additional Information about the Funds’ Investment Strategies and Risks – Additional Principal Risks Applicable to Specific Funds” section of the Prospectus for the Fund:

Liquidity Risk (ARKX). Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	ARK Space Exploration & Innovation ETF